Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Operating activities
Profit (loss)	$ (15,548)	$ (17,338)
Items not affecting cash
Depreciation and amortization	19,720	15,506
Amortization of finance costs	277	242
Share-based compensation	3,316	5,588
Unrealized foreign exchange loss	299	1,291
Foreign exchange gain on repayment of long-term debt	(250)	(879)
Forgiveness of PPP loan	(5,868)	(1,898)
Interest accretion on balances of purchase payable	823	835
Loss on disposal of property and equipment	0	218
Loss on disposal of intangibles	262	0
Other	(533)	(138)
Deferred taxes	(3,007)	(3,797)
Changes in non-cash working capital items	(1,120)	(86)
Adjustments to reconcile profit (loss)	13,919	16,882
Net cash used in operating activities	(1,629)	(456)
Investing activities
Additions to property and equipment	(1,719)	(2,104)
Additions to intangibles	(1,361)	(166)
Restricted cash	(21)	(1,021)
Share-based compensation granted on business acquisition	0	(1,276)
Business acquisitions, net of cash acquired	(15,705)	0
Right-of-use assets	(132)	0
Net cash used in investing activities	(18,938)	(4,567)
Financing activities
Increase in long-term debt, net of related transaction costs	156,768	53,471
Repayment of long-term debt	(146,509)	(49,867)
Exercise of stock options	299	300
Repayment of lease liabilities	(2,688)	(1,397)
Share issuance, net of share issue costs	24,686	0
Shares purchased for cancellation	(1,160)	0
Lease incentives	0	917
Net cash from financing activities	31,396	3,424
Effect of exchange rate changes on cash	(77)	(308)
Net change in cash	10,752	(1,907)
Cash, beginning of year	6,903	8,810
Cash, end of year	17,655	6,903
Interest paid	3,148	1,831
Income taxes (recovered) paid	$ (354)	$ 574